Notes to the consolidated statements of income	9 Months Ended
Sep. 30, 2026
Notes to the consolidated statements of income
Notes to the consolidated statements of income

2.    Notes to the consolidated statements of income

a)    Revenue

The Company has recognized the following revenue in the consolidated statements of income for the three and nine months ended September 30, 2026 and 2025:

Revenue

in € K

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended September 30, 2026
Healthcare services	3,312,626	—	—	3,312,626
Healthcare products	1,098,652	—	21,680	1,120,332
Insurance contracts	—	503,784	—	503,784
Total	4,411,278	503,784	21,680	4,936,742

	For the three months ended September 30, 2025
Healthcare services	3,219,669	—	—	3,219,669
Healthcare products	1,077,194	—	20,409	1,097,603
Insurance contracts	—	567,578	—	567,578
Total	4,296,863	567,578	20,409	4,884,850

	For the nine months ended September 30, 2026
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	9,709,307	—	—	9,709,307
Healthcare products	3,165,624	—	65,349	3,230,973
Insurance contracts	—	1,469,175	—	1,469,175
Total	12,874,931	1,469,175	65,349	14,409,455

	For the nine months ended September 30, 2025
Healthcare services	9,721,334	—	—	9,721,334
Healthcare products	3,214,731	—	62,735	3,277,466
Insurance contracts	—	1,559,217	—	1,559,217
Total	12,936,065	1,559,217	62,735	14,558,017

The following table contains a disaggregation of revenue by categories for the three and nine months ended September 30, 2026 and 2025:

Disaggregation of revenue by categories

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2026	2025	2026	2025
Care Delivery	3,491,930	3,401,706	10,263,812	10,229,217
Thereof: U.S.	2,920,216	2,841,894	8,582,459	8,550,486
Thereof: International	571,714	559,812	1,681,353	1,678,731
Value-Based Care	536,600	575,517	1,563,107	1,610,703
Care Enablement	1,451,438	1,360,660	4,121,490	4,075,435
Inter-segment eliminations	(543,226)	(453,033)	(1,538,954)	(1,357,338)
Total	4,936,742	4,884,850	14,409,455	14,558,017

For further information on segment revenues, including a split between revenue from internal and external customers, see note 14.

b)    Selling, general, and administrative expense

Selling, general and administrative expense recorded in the consolidated statements of income comprises both distribution costs as well as general and administrative expense. Distribution costs are generated in the selling, marketing, and warehousing functions of the Company which are not attributable to production or research and development (R&D). General and administrative expense is generated in the administrative function of the Company’s business and is not attributable to selling, production, or R&D.

The following table discloses the distribution costs as well as general and administrative expense recorded by the Company for the three and nine months ended September 30, 2026 and 2025:

Selling, general and administrative expense

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2026	2025	2026	2025
Distribution costs (1)	155,785	152,304	454,452	461,677
General and administrative expense (1)	587,818	553,136	1,774,101	1,786,428
Selling, general and administrative expense	743,603	705,440	2,228,553	2,248,105
(1)

The Company reclassified €33,818 and €99,190 from “Distribution costs” to “General and administrative expense” for the three and nine months ended September 30, 2025 as a result of a change in accounting policy made to improve the presentation of core administrative functions that support the Company’s operational infrastructure, particularly in relation to patient service-related costs within the revenue cycle management process, including insurance verification, pre-authorizations, coding, claims submission, cash posting, and denial management.

c)    Other operating income and expense

The following table contains reconciliations of the amounts included in other operating income and expense for the three and nine months ended September 30, 2026 and 2025:

Other operating income

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2026	2025	2026	2025
Foreign exchange gains	72,552	36,200	279,394	301,410
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	1,961	1,097	15,654	7,668
Revaluation of certain investments (1)	16	(178)	3,273	7,328
Income from strategic transactions and programs	19,871	2,405	34,135	10,342
Changes in fair value of the derivatives embedded in Virtual Power Purchase Agreements (vPPAs)	10,858	2,010	14,969	30,605
Other	11,107	14,543	47,331	39,883
Other operating income	116,365	56,077	394,756	397,236

(1)Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three and nine months ended September 30, 2026 and 2025.

Other operating expense

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2026	2025	2026	2025
Foreign exchange losses	79,352	47,958	290,252	338,678
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	517	5,200	2,900	8,162
Revaluation of certain investments (1)	4,339	5,027	10,719	70,173
Expenses from strategic transactions and programs	119,727	53,225	285,319	94,084
Changes in fair value of the derivatives embedded in vPPAs	8,446	3,797	28,869	14,443
Other	28,429	10,067	75,743	51,304
Other operating expense	240,810	125,274	693,802	576,844
(1)	Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three and nine months ended September 30, 2026 and 2025.

Included within the “income from strategic transactions and programs” line item in other operating income are the gains from divestitures of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below. For the three and nine months ended September 30, 2026, the amounts primarily relate to a gain on the termination of a lease agreement, the reversal of impairment losses and the release of certain accruals, all associated with the 2025 divestiture of select assets of the Company’s wholly owned Spectra Laboratories, and the release of an escrow fund from the divestiture of National Cardiovascular Partners in 2023. For the three and nine months ended September 30, 2025, the amounts primarily relate to the recovery of receivables associated with the divestiture of the Company’s service business in Ecuador and a gain from the sale of the Company’s service business in Malaysia.

Included within the “expenses from strategic transactions and programs” line item in other operating expense are the proposed and completed divestitures as well as associated impairment losses of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below, and the transformation of the Company’s operating structure and steps to achieve cost savings (FME25+ Program). Consistent with the Company’s policy to present impairment losses within other operating expense, such costs related to cost of revenues, selling, general and administrative expense, or R&D expenses are included within other operating expense. “Expenses from strategic transactions and programs” primarily consist of:

●	strategic divestiture program expenses identified during the review of the Company’s business portfolio, mainly due to exiting unsustainable markets and divesting non-core businesses, as well as the cessation of certain R&D programs to enable more focused capital allocation towards areas in the Company’s core business that are expected to have higher profitable growth (Legacy Portfolio Optimization). For the three and nine months ended September 30, 2026, the amounts mainly related to the Company’s decision to discontinue the production and sale of the 4008A hemodialysis system and to exit the peritoneal dialysis business, both within China, announced in September 2026 which primarily resulted in impairment of capitalized development costs, termination costs, accelerated depreciation of a production line, as well as inventory and fixed asset write-offs. For the three and nine months ended September 30, 2025, the amounts primarily include the proposed divestitures of renal dialysis clinics in Brazil, Kazakhstan, and Malaysia, and select assets of the Company’s wholly owned Spectra Laboratories, as well as related severance payments, impairment losses resulting from the measurement of assets held for sale (related to the Company’s businesses in Brazil, Kazakhstan, and Malaysia), impairment losses primarily related to right-of-use assets and losses from the sale of the Company’s service businesses in Brazil. For the nine months ended September 30, 2026, the Company recorded a gain related to reclassification adjustments of foreign currency translation in the amount of €481, none of which is related to the Legacy Portfolio Optimization program. No such gain was recorded for the three months ended September 30, 2026. For the three and nine months ended September 30, 2025, the Company recorded a loss related to reclassification adjustments of foreign currency translation in the amount of €45,083 and €46,088, of which €45,083 is related to the Legacy Portfolio Optimization program. Reclassification adjustments of foreign currency translation that do not relate to strategic programs are included in the “other” line item in the table above;
●	certain impairment losses and expenses in connection with the FME25+ Program, including the impairment of right of use assets and property, plant, and equipment as a result of the closure of clinics and other locations. No meaningful facts and circumstances exist as of September 30, 2026 that would lead to the possibility of any reversal for these impaired assets; and
●	certain costs associated with the change of the legal form of the Company from a partnership limited by shares (Kommanditgesellschaft auf Aktien – KGaA) into an AG (the Conversion) in 2023, primarily related to the requisite relabeling of its products, transaction costs (such as costs for external advisors and conducting an extraordinary general meeting) and costs related to the establishment of dedicated administrative functions required to manage certain services which historically had been administered at the Fresenius SE group level and paid by the Company through corporate charges (Legal Form Conversion Costs).

Expenses from strategic transactions and programs comprised the following for the three and nine months ended September 30, 2026 and 2025:

Expenses from strategic transactions and programs

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2026	2025	2026	2025
Impairment of intangible and tangible assets(1)	74,531	211	198,226	12,679
Legacy Portfolio Optimization	72,646	(150)	72,873	11,997
FME25+ Program	1,885	361	125,353	682
Impairment resulting from the measurement of assets held for sale	237	(75)	237	8,789
Legacy Portfolio Optimization	237	(75)	237	8,789
Loss from the sale of business	(3)	43,444	647	43,444
Legacy Portfolio Optimization	(3)	43,444	647	43,444
Other(2)	44,962	9,645	86,209	29,172
FME25+ Program	(513)	—	21,268	—
Legacy Portfolio Optimization	45,475	9,429	64,941	27,494
Legal Form Conversion Costs	—	216	—	1,678
Expenses from strategic transactions and programs	119,727	53,225	285,319	94,084
(1)	For the three and nine months ended September 30, 2026 and 2025, the amounts primarily relate to costs of revenue and, to a lesser extent, to selling, general and administrative expense.
(2)	For the three and nine months ended September 30, 2026, the amounts relate primarily to costs of revenue and, to a lesser extent, to selling, general and administrative expense. For the three and nine months ended September 30, 2025, the amounts primarily relate to selling, general and administrative expense and, to a lesser extent, to costs of revenue.

d)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three and nine months ended September 30, 2026 and 2025:

Reconciliation of basic and diluted earnings per share

in € K, except share and per share data

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2026	2025	2026	2025
Numerator:
Net income attributable to shareholders of FME AG	159,777	274,797	495,683	651,289

Denominators:
Weighted average number of shares outstanding	262,951,005	292,101,583	268,833,509	292,971,355
Potentially dilutive shares (see note 11)	—	—	—	—

Basic earnings per share	0.61	0.94	1.84	2.22
Diluted earnings per share	0.61	0.94	1.84	2.22

Share buyback program

On the basis of the authorization granted by the Company’s Annual General Meeting (AGM) on May 20, 2021, to conduct a share buyback program, the Company launched its €1,000,000 share buyback program (excluding ancillary transaction costs) in two tranches to be completed within two years by August 10, 2027 (the 2025 Share Buyback Program). Under the first tranche, shares were to be repurchased up to a maximum of €600,000 including any true-ups over a period ending latest April 30, 2026. The first tranche of the Company’s share buyback program was initiated on August 11, 2025 and completed ahead of schedule on December 29, 2025, under which 14,124,564 shares were repurchased for €586,450 (including true-ups). On January 9, 2026, the Company announced that it would accelerate its share buyback program and start the repurchase of the second tranche, under which the Company planned to repurchase a total amount of around €413,550 from January 12 to May 8, 2026. As of April 30, 2026, the Company repurchased 24,848,819 shares under the 2025 Share Buyback Program, or 8.5% of share capital, completing the program significantly earlier than originally planned, after less than a year. The repurchased shares were used solely to reduce the Company’s registered share capital through redemption.

On the basis of the authorization granted by the Company’s AGM held on May 21, 2026, to conduct a share buyback program, the Company launched a new share buyback program with a total volume of around €1,000,000 (excluding ancillary transaction costs) to be completed in tranches by May 27, 2027 (the 2026 Share Buyback Program). Up to 10% of the share capital may be repurchased. The first tranche, amounting to up to €600,000, was initiated on May 28, 2026 and is expected to be completed by December 15, 2026. As of September 30, 2026, the Company repurchased 9,055,265 shares under the 2026 Share Buyback Program. The shares are repurchased predominantly for redemption and for reducing the share capital accordingly. To a significantly lesser extent, the repurchased shares may be used for allocations under incentive-based compensation plans.

Shares repurchased under the 2025 Share Buyback Program in the amount of 24,848,819 shares were redeemed subsequent to approval received from the 2026 AGM, which resulted in a decrease in ordinary shares of €24,848 and a decrease in additional paid-in capital of €974,778 offset by a corresponding adjustment to treasury shares within the consolidated statements of shareholders’ equity. The remaining liability related to the shares yet to be repurchased under the 2026 Share Buyback Program of €238,507 is recorded as financial liabilities within the Company’s consolidated balance sheets.

The following tabular disclosure provides the number of shares repurchased in the context of the share buyback program:

Treasury Stock

			Total number of
			shares purchased	Maximum value of
			and retired	shares that may yet
			as part of publicly	be purchased under
	Total number of	Average price per	announced plans or	the plans or
Period	shares purchased	share	programs	programs
		in €		in € K

August 2025	2,084,733	42.68	2,084,733	511,021
September 2025	1,479,790	42.45	1,479,790	448,210
October 2025	788,260	46.38	788,260	411,651
November 2025	4,164,232	41.10	4,164,232	240,485
December 2025	5,607,549	40.26	5,607,549	—
January 2026	2,898,373	37.29	2,898,373	305,474
February 2026	2,596,794	39.67	2,596,794	202,449
March 2026	3,705,233	38.72	3,705,233	58,973
April 2026	1,523,855	38.67	1,523,855	—
May 2026	155,000	37.15	155,000	594,242
June 2026	2,299,945	39.49	2,299,945	503,409
July 2026	1,178,833	41.86	1,178,833	454,065
August 2026	3,205,260	40.84	3,205,260	323,153
September 2026	2,216,227	38.92	2,216,227	236,894
Total repurchased shares (1)	33,904,084	40.17	33,904,084	236,894

Cancellation of repurchased shares	24,848,819	40.19	24,848,819	—

Treasury Stock held on September 30, 2026	9,055,265	40.10	9,055,265	—
(1)	The difference between the maximum value of shares that may yet be purchased under the Company’s share buyback program and the liability for such shares of €1,613 as of September 30, 2026 results from the timing of payments made for share repurchases on a weekly basis. The difference is recorded in the consolidated statements of equity within Additional paid-in capital.